Revenue (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer, Including Assessed Tax		$ 29,000	$ 43,000	$ 420,000